Schedule of Key Revenues Streams (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total	¥ 1,348,652	¥ 1,638,986
Insurance Transaction Services Income [Member]
Segment Reporting Information [Line Items]
Total	1,340,410	1,626,435
SaaS And Technical Service Income [Member]
Segment Reporting Information [Line Items]
Total	6,303	12,000
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total	¥ 1,939	¥ 551